Other assets-Other / Other liabilities - Estimated Amortization Expenses for Next Five Years (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Finite-Lived Intangible Assets [Line Items]
2014	¥ 5,739
2015	5,739
2016	5,162
2017	4,880
2018	¥ 4,793